ACQUISITIONS	12 Months Ended
Jun. 30, 2022
ACQUISITIONS
ACQUISITIONS

5. ACQUISITIONS

During the year ended June 30, 2022, the Company did not complete any business combinations or asset acquisitions.

During the years ended June 30, 2021 and 2020, the Company completed the following business combinations and asset acquisitions:

a) Acquisition of Extraction Technologies, LLC

On February 26, 2021, the Company, through its wholly-owned subsidiary, Cordova WA Holdings, LLC, completed the acquisition of Extraction Technologies, LLC (“Extraction Tech”), an arm’s length Washington-based company (the “Washington Acquisition”). The Washington Acquisition includes the purchase of a 10,900 sq. ft. manufacturing building, processing equipment, and contracts with tolling and white label customers. The Consideration for the Washington Acquisition is three million (3,000,000) common shares of the Company issued on closing and five hundred thousand (500,000) common shares for every US $125,000 in EBITDA generated by Extraction Tech during the 12-month period beginning on the 3-month anniversary post-closing and ending on the 15-month anniversary of the closing date (the “Earnout Payment”). The maximum Earnout Payment that can be earned by Extraction Tech is four million (4,000,000) common shares.

The Earnout Payment was considered a contingent consideration. During the year ended June 30, 2022, the conditions for the Earnout Payment were not met and accordingly, was not recognized.

The following table summarizes the fair value of consideration paid on acquisition date and the allocation of the Consideration to the assets and liabilities acquired.

Consideration paid	$
3,000,000 Common shares	953,250
Earnout share consideration	-
Total consideration:	953,250

Purchase Price Allocation
Accounts receivable	2,258
Inventory	5,178
Bank overdraft	(2,266)
Capital assets	1,777,385
Mortgage payable	(829,305)
953,250

b) Acquisition of 10062771 Manitoba Ltd.

On December 1, 2020, the Company acquired 51% of the issued and outstanding shares of 10062771 Manitoba Ltd. (“Manitoba Ltd”), a Manitoba-based cannabis retail venture (the “Transaction”). Manitoba Ltd is considered to be a related party by virtue of a common officer and director. Per the terms of the Transaction, the Company acquired 51% of the issued and outstanding shares of Manitoba Ltd on a fully-diluted basis (the “Purchased Shares”). The consideration for the Purchased Shares was one hundred fifty thousand dollars ($150,000) payable in cash on closing of the Transaction (the “Consideration”). In addition, Cordova agreed to loan up to one hundred fifty thousand dollars ($150,000) to Manitoba Ltd to enable the opening of the second store in Manitoba.

The following table summarises the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

$
Cash	29,795
Prepaid expenses	4,595
Inventory	72,265
Furnitures and fixtures	12,251
Leasehold improvements	3,889
Right-of-use asset	101,333
Lease liability	(101,333)
Liabilities assumed	(101,317)
Total consideration:	21,478

On December 1, 2020, the total Subscription Price of $150,000 was fully paid to Manitoba Ltd.

The fair value of non-controlling interest at the acquisition date was calculated as follows:

$
Cash consideration transferred	150,000
Ownership acquired	51%
Fair value of Manitoba Ltd	294,118
Ownership acquired	100%
Fair value of assets acquired	294,118
Fair value attributable to the controlling interests of Manitoba Ltd	(150,000)
Non-controlling interest	144,118

The Company recognized the intangible assets - licenses at the acquisition date and calculated their fair value as follows:

$
Cash consideration	150,000
Consideration received by Manitoba Ltd.	(150,000)
Non-controlling interests	144,118
Deferred tax liability	45,359
Fair value of identifiable assets	(21,478)
Fair value of licenses	167,999

c) Acquisition of 2734158 Ontario Inc.

On May 15, 2020, the Company entered into a subscription agreement to acquire 50.1% ownership interest in 2734158 Ontario Inc. (“273 Ontario”) by subscribing to 501,000 common shares of 273 Ontario for a total consideration of $723,000 (the “Acquisition”). Pursuant to the subscription agreement, the subscription price (the “Subscription Price”) was paid as follows:

•	payment of $200,000 on May 15, 2020 for the issuance of 138,589 common shares;
•	payment of $200,000 on June 15, 2020 for the issuance of 138,589 common shares;
•	payment of $200,000 on July 15, 2020 for the issuance of 138,589 common shares; and
•	payment of $123,000 on August 15, 2020 for the issuance of 85,233 common shares.

The following table summarises the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

$
Cash	48,850
Other assets	59,040
Computer equipment	16,337
Furniture and fixture	27,222
Leasehold improvement	46,081
Liabilities assumed	(20,328)
Total identifiable net assets acquired	177,202

On August 15, 2020, the total Subscription Price of $723,000 was fully paid to 273 Ontario.

The non-controlling interest is calculated as follow.

$
Cash consideration transferred	723,000
Ownership acquired	50.1%
Fair value of Manitoba Ltd	1,443,114
Fair value attributable to the controlling interests of Manitoba Ltd	(723,000)
Non-controlling interest	720,114

Licenses allocated from the acquisition has been recognized as follows.

$
Consideration transferred	723,000
Consideration received by 273 Ontario	(723,000)
Non-controlling interests	720,114
Fair value of identifiable net assets	(177,202)
Fair value of licenses	542,912

c) Acquisition of 2734158 Ontario Inc. (continued)

On September 17, 2020, the Company acquired an additional 10.35% of the common shares of 273 Ontario not previously owned by Cordova (the “Additional Shares”). The total purchase price for the Additional Shares amounted to $305,267, of which $72,539 was paid on closing, and the remaining amounts will be paid as follows:

•	payment of $157,167 paid on the earlier of retail license approval of Cordova by the Alcohol and Gaming Commission of Ontario or January 15, 2021 (the “License Payment”);
•	payment of $36,269 on the date three months after the License Payment; and
•	payment of $39,292 on the date nine months after the License Payment

As Cordova previously controlled 273 Ontario with 50.1% ownership interest, this transaction resulted in a change to Cordova’s ownership stake and was accounted for as an equity transaction.

The $139,095 difference between the carrying value $166,172 for the non-controlling interests and the $305,267 consideration paid was recognized directly in deficit.

During the year ended June 30, 2021, the Company paid $72,539 on closing and the License Payment for total payments in the amount of $265,975. During the year ended June 30, 2022, the Company paid the remaining $39,292 outstanding. The total amount outstanding by the Company for the payment of the Additional Shares as at June 30, 2022 was $nil (2021 - $39,292).

During the year ended June 30, 2021, 273 Ontario paid dividends in the amount of $450,000. Of the $450,000 dividends paid, $177,975 were paid to the non-controlling interest shareholders of 273 Ontario.

During the year ended June 30, 2022, 273 Ontario paid dividends in the amount of $87,831. Of the $87,831 paid, $34,737 was paid to the non-controlling interest shareholders of 273 Ontario.

d) Asset Acquisition of Star Buds International Inc.

On April 8, 2020 (the “Closing date”), the Company completed the purchase of certain tangible assets and intellectual property (the “Assets”) of an arm’s length Canadian cannabis corporation (the “Transaction”), Star Buds International Inc. (the “Vendor” or “Star Buds”).

 To acquire the Assets from the Vendor, the Company:

(i)	issued 12,500,000 common shares of the Company on the Closing date of the Transaction, in exchange for the Assets held and related to five retail cannabis stores and four medical cannabis clinics;

(ii)	agreed to issue 3,000,000 common shares of the Company for each additional lease assignment in Alberta to the Company, up to a maximum of 6,000,000 common shares of the Company;

(iii)

agreed to issue 3,000,000 common shares of the Company for the opening of each retail store, up to a maximum of 15,000,000 common shares of the Company. Each store must be opened by April 8, 2021 for the Vendor to receive this additional consideration;

d) Acquisition of Star Buds International Inc. (continued)

(iv)

issued a three-year promissory note for $527,967 with interest at 6% per annum payable upon maturity (the “Closing Promissory Note”). The fair value of the promissory notes was determined to be $381,093 (Note 19 (e));

(v)

agreed to issue two additional three-year promissory notes in amounts $222,500 and $196,832 upon obtaining assignment of two specific leases to the Company. Such additional notes to have same terms as the Closing Promissory Note. The fair values of the promissory notes were determined to be $160,603 and $142,075 (Note 19 (e)).

The consideration payables as per note (ii) and (iii) above are considered a contingent consideration. Management assessed the probability of the issuance of shares noted in (ii) and (iii) above to be highly probable. The total fair value of the 21,000,000 contingently issuable shares is estimated to be $3,570,000. The Company has referred to IFRS 3 by analogy and accordingly, the contingent consideration has been recorded as part of the cost of the purchase. The contingent consideration of shares has been classified as equity, as the number of shares to be issued has been fixed based on the Company’s share price a day prior to the closing date.

On May 8, 2020, the Company obtained two additional lease assignments in Alberta and issued 6,000,000 common shares of the Company to the Vendor. Accordingly, the value of the 6,000,000 common shares amounting to $1,020,000 was transferred from contingently issuable shares to share capital.

On July 27, 2020, the Company issued 6,000,000 common shares in relation to the opening of two additional retail stores under the Star Buds brand name. The Company had opened the retail store in Barrie as at June 30, 2020 and accordingly, the value of 6,000,000 common shares amounting to $1,020,000 was transferred from shares to be issued ($510,000) and contingently issuable shares ($510,000) to share capital.

On January 6, 2021, the Company issued the final 9,000,000 common shares in relation to the opening of three additional retail stores under the Star Buds brand name.

$
Consideration paid
33,500,000 common shares at $0.17 per share	5,695,000
Initial promissory note (iv)	381,093
Additional promissory notes (v)	302,678
6,378,771
Liabilities assumed	55,000
6,433,771
Amount allocated to:
Leasehold improvements	1,060,224
Rental deposits	129,580
Star Buds trade name	5,243,967
6,433,771

e) Acquisition of Cordova OR Operations, LLC

On April 4, 2018, the Company entered into an agreement to acquire a 27.5% interest of Cordova OR Operations, LLC (“OR Operations”) for the acquisition of land and buildings. Under the terms of the agreement, the Company acquired a 27.5% membership interest in OR Operations for $534,311 (US $400,000). On June 19, 2019, the Company purchased the remaining 72.5% interest in OR Operations for $1,361,048 (US$1,040,000). The acquisition of OR Operations did not meet the minimum requirements of a business and therefore the Company has accounted for the transaction as an asset acquisition.

On August 4, 2021, OR Operations sold all of its land, building, and construction-in-progress (the “Oregon Property”) for $2,726,680 (Note 11).